Putnam
Ohio
Tax Exempt
Income Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

11-30-98

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "On a national level, it is reassuring to know that we have a Federal Reserve Board that is prepared to step in to stabilize the markets when a crisis occurs."

                                       -- David E. Hamlin, manager
                                          Putnam Ohio Tax Exempt Income Fund

* "We're at historical highs in terms of muni yields relative to Treasuries. They represent an unprecedented bargain and opportunity."

                                       -- Money, Year End, 1998

   CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

11 Portfolio holdings

16 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The rush of foreign investors to the safety of U.S. Treasury bonds in recent months has driven prices on these securities markedly higher. Because of the inverse relationship of yields to prices, yields on 30-year Treasuries have declined to virtually the same level as those on long-term municipals. This near parity has made Ohio tax-exempt bonds unusually attractive for the state's tax-conscious investors.

On the other side, however, the ability to find appropriate investments for Putnam Ohio Tax Exempt Income Fund's portfolio has become the biggest challenge for David E. Hamlin, who was recently appointed as your fund's manager. David, who joined Putnam in August from the Vanguard Group, is also responsible for the management of a number of other municipal bond funds and institutional portfolios. He has 16 years of investment experience. Jerome Jacobs, who had served as interim manager, continues to monitor the fund in his role as chief investment officer of the Tax Exempt Group.

In the following report, David discusses the fund's performance during the first half of fiscal 1999 and comments on his current expectations for the months ahead.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
January 20, 1999



Report from the Fund Manager
David E. Hamlin

After a turbulent autumn, the municipal bond market has calmed down and even slightly outperformed the Treasury market. Long-term municipal bond yields are approximately the same as 30-year Treasury bond yields -- exhibiting a remarkable level of cheapness against Treasuries. This ratio dropped to 97% during November but by the end of the month, had returned to 100%. Considering that this ratio stood between 85% and 95% for most of the 1990s, today's ratio is quite unusual and, in our opinion, indicates a buying opportunity.

It is within this environment that Putnam Ohio Tax Exempt Income Fund continued to produce high current income exempt from federal and state taxes. For the six months ended November 30, 1998, the fund earned total returns of 2.37% at net asset value and -2.48% at public offering price. For complete performance information, please see pages 8 and 9.

* FLIGHT TO QUALITY DRIVES TREASURY YIELDS DOWN

We arrived at the current unprecedented yield ratios after a string of international problems set off the stock market volatility and the bond market rallies. As foreign investors and hedge fund investors panicked about plummeting stock markets, they began a flight to quality -- selling hedge funds and emerging-markets funds in favor of the safety of U.S. Treasury bonds. This buying drove up the prices of Treasuries while pushing down their yields. Since foreign investors do not benefit from the tax advantages of municipal bonds, prices in this market didn't rise as much as those of Treasuries. For the past few months, municipal bond yields have been extremely close or equal to Treasury yields, making municipal bonds an exceptional investment choice for U.S. investors.

* REFUNDINGS SLOW; MUNICIPAL SUPPLY BEGINS TO MODERATE

Normally when interest rates fall, refundings boost the bond supply. But rates have been low for some time; most issuers have already completed their refundings and we expect that the supply of new issues will slow -- a positive factor for municipal bond prices. The calendar of municipal bond sales usually slows during the holiday season as well.

The yield relationship of Treasury and municipal securities is also contributing to the decline in refunding supply. Since Treasury yields fell so dramatically relative to municipal yields, the Treasury escrows used in prerefundings are not adequate to pay off the municipal issues. All these factors, combined with the fact that the Ohio bond supply has rarely been an abundant one, help support the prices of existing bonds but make it a challenge to find the kind of issues we want for your fund's portfolio.

* FUND SEARCHES FOR INCOME OPPORTUNITIES IN LOWER-YIELDING MARKET

Since last spring, your management team has been working to deliver an attractive level of income in a market in which yields have fallen. We have tried to meet this challenge by exploring attractive opportunities in key industry sectors, including health care, housing, and education.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Health care          21.9%

Housing              11.4%

Education            11.2%

Transportation        9.9%

Water and sewer       5.5%

Footnote reads:
*Based on net assets as of 11/30/98. Holdings will vary over time.


[GRAPHIC OMITTED: pie chart CREDIT QUALITY OVERVIEW]

CREDIT QUALITY OVERVIEW*

Aa -- 6.8%

A -- 6.4%

Baa -- 19.8%

Ba -- 8.3%

VMIG1 -- 1.2%

Aaa -- 57.5%

Footnote reads:
*As a percentage of market value as of 11/30/98. A bond rated Baa or higher is considered investment grade. All ratings reflect Moody's descriptions unless noted otherwise; percentages may include unrated bonds considered by Putnam Management to be of comparable quality. Ratings will vary over time.


Additionally, the growing predominance of insured bonds, particularly in states like Ohio where the bond supply is limited, makes it difficult to find higher-yielding paper. This is evident when you look at the fund's quality composition and see that nearly 60% of the portfolio is insured/Aaa rated. In September, we added to our Aaa position by purchasing FGIC (Financial Guaranty Insurance Company) insured revenue bonds issued by the Ohio Turnpike Authority because we approved of the structure and the underlying credit. While this holding was viewed favorably as of November 30, 1998, all holdings are subject to review in accordance with the fund's investment strategy and may vary in the future.

At the end of the semiannual period, health-care and hospital bonds made up 21.9% of the fund's portfolio, making this industry the largest sector in the fund. Based on MBIA's recent announcement that in order to reduce risk, the agency would no longer insure hospitals with credit ratings lower than A, we believe the health-care sector will be offering increased opportunities for higher income. This announcement is good news for investors looking for higher yields in an extremely thin investment grade market. Of course, taking advantage of these opportunities means that we will depend heavily on the expertise of our credit research department to scrutinize the financial background of health-care issuers being considered for the portfolio.

Another strategy we have used to maintain income levels has been to extend call protection as we make new investments. This is done by purchasing noncallable bonds or bonds with distant call dates. Callable bonds carry the option of being redeemed, or called away, by the issuer at a certain future date. Bonds are normally called away if interest rates are lower than they were when the bonds were originally issued. By avoiding callable bonds, the portfolio has a better chance of maintaining a consistent level of income.

* INTEREST-RATE CUTS SEND POSITIVE MESSAGE

On a national level, it is reassuring to know that we have a Federal Reserve Board that is prepared to step in to stabilize the markets when a crisis occurs. As of November 30, the Fed has cut interest rates three times -- totaling 75 basis points -- sending a positive message to the world and Wall Street. With the Fed's encouragement, we anticipate a slowing, but still strong U.S. economy supported by consumers' willingness to spend.

Ohio is a well-managed, fiscally conservative state that is enjoying a slight revenue surplus for the second year in a row. However, because of its dependence on manufacturing and auto equipment services for employment, the state is vulnerable to economic downturns, and such an occurrence could affect the prices of Ohio municipal bonds. For the present, we consider that the Ohio market offers superb value for tax-conscious investors and we will continue to focus on generating competitive levels of income and total return in today's low interest-rate environment.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 11/30/98, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Ohio Tax Exempt Income Fund is designed for investors seeking high current income free from federal and state income taxes, consistent with capital preservation.


TOTAL RETURN FOR PERIODS ENDED 11/30/98

                                Class A           Class B           Class M
(inception date)               (10/23/89)        (7/15/93)         (4/3/95)
                              NAV      POP      NAV     CDSC      NAV     POP
------------------------------------------------------------------------------
6 months                     2.37%   -2.48%    1.92%   -3.06%    2.21%   -1.10%
------------------------------------------------------------------------------
1 year                       5.77     0.73     4.97    -0.03     5.46     2.01
------------------------------------------------------------------------------
5 years                     31.10    24.84    26.69    24.72    29.13    24.87
Annual average               5.57     4.54     4.85     4.52     5.25     4.54
------------------------------------------------------------------------------
Life of fund                87.89    79.05    75.34    75.34    81.57    75.71
Annual average               7.18     6.61     6.37     6.37     6.77     6.39
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 11/30/98

                                            Lehman Bros.
                                             Municipal
                                               Bond          Consumer
                                               Index       Price Index
------------------------------------------------------------------------------
6 months                                       3.84%           0.74%
------------------------------------------------------------------------------
1 year                                         7.77            1.55
------------------------------------------------------------------------------
5 years                                       37.81           12.48
Annual average                                 6.63            2.38
------------------------------------------------------------------------------
Life of fund                                 103.52           30.57
Annual average                                 8.14            2.98
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25% respectively. Class B share returns for the 1-, 5-, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 11/30/98

                                Class A       Class B      Class M
------------------------------------------------------------------------------
Distributions (number)             6             6            6
------------------------------------------------------------------------------
Income                         $0.236193     $0.205745    $0.222167
------------------------------------------------------------------------------
Capital gains1                     --            --           --
------------------------------------------------------------------------------
 Total                         $0.236193     $0.205745    $0.222167
------------------------------------------------------------------------------
Share value:                  NAV      POP      NAV      NAV      POP
------------------------------------------------------------------------------
5/31/98                     $9.26    $9.72    $9.25    $9.26    $9.57
------------------------------------------------------------------------------
11/30/98                     9.24     9.70     9.22     9.24     9.55
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate2       5.10%    4.86%    4.45%    4.80%    4.64%
------------------------------------------------------------------------------
Taxable equivalent3          9.10     8.67     7.94     8.56     8.28
------------------------------------------------------------------------------
Current 30-day SEC yield4    4.14     3.94     3.49     3.84     3.72
------------------------------------------------------------------------------
Taxable equivalent3          7.39     7.03     6.23     6.85     6.64
------------------------------------------------------------------------------

1 Capital gains, if any, are taxable for federal and, in most cases, state tax purposes. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

2 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

3 Assumes maximum 43.95% combined federal and state tax rate. Results for investors subject to lower tax rates would not be as advantageous.

4 Based only on investment income, calculated using SEC guidelines.

TOTAL RETURN FOR PERIODS ENDED 12/31/98
(most recent calendar quarter)

                                Class A           Class B           Class M
(inception date)               (10/23/89)        (7/15/93)         (4/3/95)
                              NAV      POP      NAV     CDSC      NAV      POP
------------------------------------------------------------------------------
6 months                     2.42%   -2.43%    2.09%   -2.86%    2.27%   -1.05%
------------------------------------------------------------------------------
1 year                       4.46    -0.47     3.78    -1.14     4.15     0.78
------------------------------------------------------------------------------
5 years                     29.41    23.21    25.18    23.22    27.40    23.20
Annual average               5.29     4.26     4.59     4.26     4.96     4.26
------------------------------------------------------------------------------
Life of fund                88.37    79.51    75.89    75.89    81.99    76.12
Annual average               7.13     6.57     6.34     6.34     6.73     6.35
------------------------------------------------------------------------------

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Lehman Brothers Municipal Bond Index is an unmanaged list of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.




Portfolio of investments owned
November 30, 1998 (Unaudited)

Key to Abbreviations
AMBAC           -- AMBAC Indemnity Corporation
FGIC            -- Financial Guaranty Insurance Company
FHA Insd.       -- Federal Housing Administration Insured
FSA             -- Financial Security Assurance
GNMA Coll.      -- Government National Mortgage Association Collateralized
G.O. Bonds      -- General Obligation Bonds
IFB             -- Inverse Floating Rate Bonds
MBIA            -- Municipal Bond Investors Assurance Corporation
RAN             -- Revenue Anticipation Notes
VRDN            -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (96.2%) (a)
PRINCIPAL AMOUNT                                                                                RATINGS(RAT)         VALUE
Ohio (84.8%)
--------------------------------------------------------------------------------------------------------------------------
         $1,000,000  Akron, G.O. Bonds, 6s, 12/1/12                                             AA-         $    1,142,500
            875,000  Akron, Econ. Dev. Rev. Bonds, MBIA, 6s, 12/1/13                            Aaa              1,004,063
            100,000  Akron-Wilbeth, Hsg. Dev. Corp. 1st Mtge.
                       Rev. Bonds, FHA Insd., 7.9s, 8/1/03                                      A                  115,750
          1,805,000  Bedford, Hosp. Impt. Rev. Bonds (Bedford Cmnty.
                       Hosp. Inc.), 8 1/2s, 5/15/09                                             AAA/P            1,931,350
          1,500,000  Brecksville-Broadview Heights, City School Dist.
                       G.O. Bonds, FGIC, 6 1/2s, 12/1/16                                        Aaa              1,726,875
          5,000,000  Butler Cnty., Hosp. Impt. Rev. Bonds
                       (Fort Hamilton-Hughes), 7 1/2s, 1/1/10                                   Baa3             5,431,250
            870,000  Cincinnati, Student Loan Funding Corp. Rev. Bonds,
                       Ser. B, 8 7/8s, 8/1/08                                                   BBB/P              913,500
          2,500,000  Cleveland, Arpt. Rev. Bonds (Continental
                       Airlines, Inc.), 5 3/8s, 9/15/27                                         Ba2              2,375,000
          2,500,000  Cleveland, City School Dist. G.O. Bonds,
                       8 1/4s, 12/1/08                                                          Aaa              2,871,875
          1,350,000  Cleveland-Cuyahoga Cnty., Port Auth. Rev. Bonds
                       (Rock & Roll Hall of Fame), 5.2s, 12/1/03                                BBB-/P           1,383,750
                     Cleveland, G.O. Bonds, MBIA
          1,255,000    5 3/4s, 8/1/15                                                           Aaa              1,405,600
          1,000,000    5 3/4s, 8/1/14                                                           Aaa              1,121,250
          2,000,000    5 3/4s, 8/1/11                                                           Aaa              2,247,500
          2,500,000  Cleveland, Pkg. Fac. Impt. Rev. Bonds, 8s, 9/15/12                         BB/P             2,915,625
                     Cleveland Urban Renewal Increment Rev. Bonds
                       (Rock & Roll Hall of Fame)
          1,900,000    6 3/4s, 3/15/18                                                          BBB-/P           2,025,875
          2,000,000    6 5/8s, 3/15/11                                                          BBB-/P           2,130,000
                     Cleveland, Waterworks 1st Mtge. Rev. Bonds
          2,000,000    Ser. F-92A, AMBAC, 6 1/2s, 1/1/21                                        Aaa              2,200,000
          7,950,000    Ser. G, MBIA, 5 1/2s, 1/1/13                                             Aaa              8,695,313
          5,050,000  Cuyahoga Cnty., Hosp. Rev. Bonds
                       (Cleveland-Fairview Gen. Hosp. & Lutheran
                       Med. Ctr.), MBIA, 6 1/4s, 8/15/10                                        Aaa              5,510,813
          4,500,000  Dayton, Fac. Rev Bonds (Emery Air Freight), Ser. A,
                       5 5/8s, 2/1/18                                                           BBB              4,606,875
          1,300,000  Dublin, G.O. Bonds, Ser. B, 6.4s, 12/1/14                                  Aa               1,545,375
          1,300,000  Franklin Cnty., Convention Fac. Auth. Tax & Lease
                       RAN, MBIA, 7s, 12/1/19                                                   Aaa              1,413,750
                     Franklin Cnty., Hlth. Care Fac. Rev. Bonds
          2,480,000    (Holy Cross Hlth. Syst.), 5 7/8s, 6/1/21                                 Aa3              2,684,600
          1,750,000    (Friendship Dublin), 5 5/8s, 11/1/22                                     BBB+/P           1,756,563
          1,500,000    (OH Presbyterian Svcs.), 5 1/2s, 7/1/21                                  BBB-/P           1,471,875
          2,750,000  Hamilton Cnty., Hlth. Syst. Rev. Bonds
                       (Providence Hosp.), 6 7/8s, 7/1/15                                       Baa1             2,973,438
          2,000,000  Hamilton Cnty., Sales Tax Rev. Bonds (Hamilton
                       Cnty. Football), Ser. B, MBIA, 5s, 12/1/27                               Aaa              1,990,000
          1,800,000  Huran Cnty., Human Svcs. Rev. Bonds, MBIA,
                       6.55s, 12/1/20                                                           Aaa              2,207,250
          1,320,000  Kirtland G.O. Bonds, AMBAC, 7 1/2s, 12/1/16                                Aaa              1,488,300
            349,401  Lake Cnty. Indl. Dev. Rev. Bonds (Madison Inn
                       Hlth. Ctr.), FHA Insd., 12s, 5/1/14                                      A-/P               364,289
          1,000,000  Lakota, Local School Dist. Rev. Bonds, AMBAC,
                       7s, 12/1/10                                                              Aaa              1,242,500
            799,305  Logan Cnty., Indl. Dev. Rev. Bonds (Indian Lake Hlth.),
                       FHA Insd., 12s, 3/15/14                                                  AAA/P              842,995
          1,910,000  Lorain Cnty., Elderly Hsg. Corp. Multi-Fam.
                       Rev. Bonds (Harr Plaza & Intl.), Ser. A,
                       6 3/8s, 7/15/19                                                          A                2,005,500
                     Lorain Cnty., Fac. Rev. Bonds (Laurel Lake)
          1,500,000    7.3s, 12/15/14                                                           BB-/P            1,623,750
          1,750,000    7 1/8s, 12/15/18                                                         BB-/P            1,881,250
          5,325,000  Lorain Cnty., Hosp. Rev. Bonds (EMH Regl. Med. Ctr.),
                       AMBAC, 7 3/4s, 11/1/13                                                   Aaa              6,516,469
          3,100,000  Lucas Cnty., Indl. Dev. Rev. Bonds (Kroger Co.),
                       8 1/2s, 7/1/11                                                           Baa3             3,468,125
                     Marion Cnty., Hlth. Care Fac. Rev. Bonds
                       (United Church Homes)
            460,000    8 7/8s, 12/1/12                                                          AAA/P              499,201
          4,000,000    6 3/8s, 11/15/10                                                         BBB-             4,260,000
          2,000,000    6.3s, 11/15/15                                                           BBB-             2,107,500
          1,205,000  Massillon Rev. Bonds (Lincoln Ctr. Phase II),
                       AMBAC, 6.95s, 12/1/10                                                    Aaa              1,491,188
          2,700,000  Miami, Cnty., Hosp. Fac. Rev. Bonds
                       (Upper Valley Med. Ctr.), Ser. A, 6 3/8s, 5/15/26                        Baa2             2,916,000
                     Montgomery Cnty., Hlth. Syst. Rev. Bonds
            280,000    Ser. B-1, 8.1s, 7/1/18                                                   A2                 338,450
          1,720,000    Prerefunded, Ser. B-1, 8.1s, 7/1/18                                      Aaa              2,195,150
            580,000  Montgomery Cnty., Hosp. Rev. Bonds
                       (Grandview Hosp. & Med Ctr.), 5.6s, 12/1/11                              BBB                563,325
          2,605,000  Mount Vernon, Hosp. Rev. Bonds
                       (Knox Cmnty. Hosp.), 7 7/8s, 6/1/12                                      BBB+/P           2,661,997
          3,000,000  North Olmsted, G.O. Bonds, AMBAC, 6.2s, 12/1/11                            Aaa              3,510,000
            835,000  Northwestern, School Dist. Rev. Bonds (Wayne &
                       Ashland Cntys. School Impt.), FGIC, 7.2s, 12/1/10                        AAA              1,053,144
                     OH Hsg. Fin. Agcy. Mtge. Rev. Bonds
          6,155,000    Ser. 25, 8.05s, 3/1/29 (acquired 9/24/97
                       cost $6,876,982) (RES)                                                   AAA/P            6,947,456
          2,995,000    Ser. A, GNMA Coll., 6.05s, 9/1/17                                        AAA              3,178,444
          2,620,000  OH Hsg. Fin. Agcy. Rev. Bonds, Ser. B, GNMA Coll.,
                       5 5/8s, 9/1/17                                                           AAA              2,692,050
                     OH Hsg. Fin. Agcy. Single Fam. Mtge. IFB
          4,550,000    Ser. G-2, GNMA Coll., 10.295s, 3/2/23                                    Aaa              5,408,813
          5,064,000    Ser. A-2, GNMA Coll., 9.973s, 3/24/31                                    Aaa              5,697,000
                     OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds
            435,000    Ser. C, GNMA Coll., 7.85s, 9/1/21                                        AAA                458,381
            215,000    Ser. 85-A, FGIC, zero %, 1/15/15                                         Aaa                 44,344
                     OH State Air Qlty. Dev. Auth. Rev. Bonds
                       (Poll. Control)
          5,000,000    Ser. B, 6s, 8/1/20                                                       Ba1              5,106,250
          2,500,000    Ser. A, 5.95s, 5/15/29                                                   Baa2             2,603,125
                     OH State Econ. Dev. Rev. Bonds
          1,435,000    (Sponge, Inc.), Ser. 5-A, 8 3/8s, 6/1/14                                 A-               1,491,252
            605,000    (Superior Forge & Steel Corp.), Ser. 3,
                       7 5/8s, 6/1/11                                                           A-                 659,450
          5,750,000  OH State Ed. Rev. Bonds, Ser. A-1, AMBAC,
                       5.85s, 12/1/19                                                           Aaa              5,994,375
                     OH State Higher Ed. Fac. Rev. Bonds
                       (Case Western Reserve U.)
          4,500,000    6 1/4s, 10/1/18                                                          Aa               5,394,375
          1,000,000    6s, 10/1/14                                                              Aa               1,140,000
          1,800,000  OH State Indl. Dev. Auth. Rev. Bonds (Kroger Co.),
                       8.65s, 6/1/11                                                            Baa3             2,013,750
          3,350,000  OH State Poll. Control Rev. Bonds
                       (Standard Oil Co.), 6 3/4s, 12/1/15                                      AA               4,049,313
          1,250,000  OH State Wtr. Dev. Auth. Poll. Control Fac.
                       Rev. Bonds (Cleveland Elec. Illuminating),
                       8s, 10/1/23                                                              Ba1              1,280,213
                     OH State Wtr. Dev. Auth. Solid Waste Disp.
                       Rev. Bonds
          5,700,000    (North Star Broken Hill Steel), 6.45s, 9/1/20                            A2               6,220,125
          2,500,000    (Bay Shore Power Co.), Ser. A, 5 7/8s, 9/1/20                            BB-/P            2,521,875
                     OH State, Tpk. Comm. Rev. Bonds, Ser. B, FGIC
          1,000,000    5 1/4s, 2/15/11                                                          AAA              1,061,250
          2,000,000    5 1/4s, 2/15/10                                                          AAA              2,137,500
          2,000,000    4 3/4s, 2/15/28                                                          AAA              1,907,500
                     Sandusky Cnty., Hosp. Fac., Rev. Bonds
                       (Memorial Hosp.)
            830,000    5.15s, 1/1/10                                                            BBB-               828,963
            500,000    5.15s, 1/1/08                                                            BBB-               507,500
            685,000    5.05s, 1/1/07                                                            BBB-               691,850
          2,480,000  Southwest, Local School Dist. G.O. Bonds
                       (Hamilton Cnty.), AMBAC, 7.65s, 12/1/10                                  Aaa              2,663,098
          2,260,000  Sprigboro Cmnty., City School Dist. G.O. Bonds,
                       AMBAC, 6s, 12/1/11                                                       Aaa              2,601,825
          1,500,000  Toledo, G.O. Bonds (Macys), Ser. A, MBIA,
                       6.35s, 12/1/25                                                           Aaa              1,689,375
          2,925,000  Toledo Swr. Syst. Mtge. Rev. Bonds, AMBAC,
                       6.2s, 11/15/12 (SEG)                                                     Aaa              3,444,188
          1,175,000  Toledo Waterworks Mtge. Rev. Bonds, AMBAC,
                       6.2s, 11/15/12                                                           Aaa              1,383,563
          3,200,000  Toledo-Lucas Cnty., Rev. Bond (Lodging
                       Tax-Convention Ctr.) MBIA, 5.7s, 10/1/15                                 Aaa              3,456,000
          1,100,000  Tuscarawas Cnty., Hosp. Fac. Rev. Bonds
                       (Union Hosp.), Ser. A, 6 1/2s, 10/1/21                                   Baa2             1,177,000
          1,000,000  Twin Valley, Cmnty. Local School Dist. Rev. Bonds,
                       FGIC, 7.05s, 12/1/11                                                     Aaa              1,255,000
          1,850,000  Washington Cnty., Hlth. Care Fac. Rev. Bonds
                       (Glenwood Retirement Cmnty.), 6.35s, 10/1/27                             BB-/P            1,875,438
                     Westerville, City School Dist. Rev. Bonds
                       (School Impt.)
          1,610,000    6 1/4s, 12/1/09                                                          A+               1,895,775
          1,590,000    6 1/4s, 12/1/08                                                          A+               1,844,400
          3,000,000  Woodridge, School Dist. Rev. Bonds, AMBAC,
                       6.8s, 12/1/14                                                            Aaa              3,723,750
                     Zanesville, Hsg. Dev. Corp. Mtge. Rev. Bonds
                       FHA Insd.
            220,000    7 3/8s, 10/1/21                                                          Aaa                284,900
            205,000    7 3/8s, 10/1/20                                                          Aaa                268,294
            185,000    7 3/8s, 10/1/19                                                          Aaa                238,881
            180,000    7 3/8s, 10/1/18                                                          Aaa                231,075
            160,000    7 3/8s, 10/1/17                                                          Aaa                206,000
            155,000    7 3/8s, 10/1/16                                                          Aaa                198,013
                                                                                                            --------------
                                                                                                               207,298,477

Puerto Rico (11.4%)
--------------------------------------------------------------------------------------------------------------------------
          2,000,000  Cmnwlth. of PR, Govt. Dev. Bank VRDN, MBIA,
                       3.05s, 12/1/15                                                           VMIG1            2,000,000
                     Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
          1,000,000    Ser. Z, MBIA, 6 1/4s, 7/1/15                                             Aaa              1,185,000
          4,000,000    Ser. W, MBIA, 5 1/2s, 7/1/15                                             Aaa              4,395,000
            830,000  Cmnwlth. of PR, Hwy. & Trans. Auth. VRDN, Ser. X,
                       3.05s, 7/1/99                                                            VMIG1              830,000
          1,350,000  Cmnwlth. of PR, Hwy. Auth. Rev. Bonds, Ser. Q,
                       7 3/4s, 7/1/16                                                           AAA              1,466,438
          3,600,000  Cmnwlth. of PR, Impt. G.O. Bonds, 7.7s, 7/1/20                             AAA              3,906,000
          4,180,000  Cmnwlth of PR, Muni. Fin. Agcy. Rev. Bonds, Ser. A,
                       FSA, 6s, 7/1/11                                                          Aaa              4,854,025
                     Cmnwlth of PR, Pub. Bldg. Auth. Fac. Rev. Bond, Ser. A
          1,100,000    AMBAC, 6 1/4s, 7/1/15                                                    Aaa              1,303,500
          1,440,000    AMBAC, 6 1/4s, 7/1/12                                                    Aaa              1,706,400
          3,875,000    6 1/4s, 7/1/11                                                           Aaa              4,596,712
          1,400,000  Cmnwlth. of PR, Tel. Auth. IFB, MBIA, 7.168s, 1/16/15                      AAA              1,520,750
                                                                                                            --------------
                                                                                                                27,763,825
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $221,129,115) (b)                                              $  235,062,302
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $244,435,364.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at
      November 30, 1998 for the securities listed. Ratings are generally ascribed to securities at the time of issuance.
      While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at November 30, 1998. Securities rated by Putnam are indicated by "/P" and are not publicly rated.

  (b) The aggregate identified cost on a tax basis is $221,129,264, resulting in gross unrealized appreciation and depreciation of $14,614,885 and $681,847, respectively, or net unrealized appreciation of $13,933,038.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at
      November 30, 1998 was $6,947,456 or 2.8% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at November 30, 1998.

      The rates shown on IFB, which are securities paying interest rates that vary inversely to changes in the market interest rates, and VRDN's are the current interest rates at November 30, 1998.

      The fund had the following industry group concentrations greater than 10% at November 30, 1998 (as a percentage of net assets):

          Health care        21.9%
          Housing            11.4
          Education          11.2

      The fund had the following insurance concentrations greater than 10% at November 30, 1998 (as a percentage of net assets):

          MBIA               16.3%
          AMBAC              16.1

-------------------------------------------------------------------------------
Futures Contracts Outstanding at November 30, 1998 (Unaudited)
                                                                    Unrealized
                                      Aggregate Face    Expiration Appreciation/
                         Total Value      Value            Date   (Depreciation)
-------------------------------------------------------------------------------
Muni Index (long)        $6,196,969    $6,151,798         Dec-98     $ 45,171
U.S. Treasury Bond
20yr (short)              3,369,438     3,355,232         Mar-99      (14,206)
U.S. Treasury Bond
20yr (short)              7,530,938     7,375,103         Dec-98     (155,835)
-------------------------------------------------------------------------------
                                                                    $(124,870)
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
November 30, 1998 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $221,129,115) (Note 1)                                            $235,062,302
-----------------------------------------------------------------------------------------------
Cash                                                                                    328,407
-----------------------------------------------------------------------------------------------
Interest and other receivables                                                        4,788,353
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                  360,104
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                        5,413,500
-----------------------------------------------------------------------------------------------
Total assets                                                                        245,952,666

Liabilities
-----------------------------------------------------------------------------------------------
Payable for variation margin                                                             75,737
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                   624,567
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                              340,287
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            303,514
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               25,532
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                             9,132
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              1,030
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  102,941
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   34,562
-----------------------------------------------------------------------------------------------
Total liabilities                                                                     1,517,302
-----------------------------------------------------------------------------------------------
Net assets                                                                         $244,435,364

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $231,302,844
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                            280,605
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                  (956,402)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                           13,808,317
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $244,435,364

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($186,162,808 divided by 20,157,004 shares)                                               $9.24
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $9.24)*                                    $9.70
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($55,964,066 divided by 6,069,067 shares)+                                                $9.22
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($2,308,490 divided by 249,920 shares)                                                    $9.24
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $9.24)**                                   $9.55
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $25,000. On sales of $25,000 or more and on group sales the offering price is reduced.

 ** On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

  + Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended November 30, 1998 (Unaudited)
Tax exempt interest income:                                                          $7,245,123
-----------------------------------------------------------------------------------------------

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        647,422
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          148,236
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         4,562
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          3,087
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   185,826
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                   232,656
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                     5,752
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   9,340
-----------------------------------------------------------------------------------------------
Auditing                                                                                 13,730
-----------------------------------------------------------------------------------------------
Legal                                                                                    10,367
-----------------------------------------------------------------------------------------------
Postage                                                                                   9,407
-----------------------------------------------------------------------------------------------
Other                                                                                    29,822
-----------------------------------------------------------------------------------------------
Total expenses                                                                        1,300,207
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (10,651)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          1,289,556
-----------------------------------------------------------------------------------------------
Net investment income                                                                 5,955,567
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                       (114,387)
-----------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Notes 1)                                       (942,503)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures during the period                508,006
-----------------------------------------------------------------------------------------------
Net loss on investments                                                                (548,884)
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 $5,406,683
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                Six months ended      Year ended
                                                                                    November 30          May 31
                                                                                          1998*            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                              $  5,955,567    $ 11,697,722
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                              (1,056,890)      1,881,153
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                              508,006       4,904,395
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  5,406,683      18,483,270
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                          (4,734,922)     (9,347,168)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (1,214,941)     (2,242,174)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                             (55,138)        (72,254)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                     3,002,118       2,219,379
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                          2,403,800       9,041,053

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 242,031,564     232,990,511
---------------------------------------------------------------------------------------------------------------
End of period (including undistributed
net investment income of $280,605 and
$330,039, respectively)                                                            $244,435,364    $242,031,564
---------------------------------------------------------------------------------------------------------------
 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                         Nov. 30
operating performance           (Unaudited)                                      Year ended May 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $9.26            $8.99            $8.76            $8.95            $8.80            $9.26
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .23              .47              .46              .48              .52              .53
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.01)             .27              .23             (.19)             .15             (.35)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .22              .74              .69              .29              .67              .18
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.24)            (.47)            (.46)            (.48)            (.51)            (.52)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --               --               --               --             (.01)            (.12)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.24)            (.47)            (.46)            (.48)            (.52)            (.64)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $9.24            $9.26            $8.99            $8.76            $8.95            $8.80
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)           2.37*            8.35             8.05             3.30             8.04             1.88
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $186,163         $186,130         $185,030         $186,633         $193,176         $194,130
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .46*             .98              .98              .96              .93              .99
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.53*            5.06             5.22             5.39             5.97             5.68
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)              2.43*           31.07            33.92            33.23            66.29            44.45
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended                                                                           For the period
Per-share                         Nov. 30                                                                           July 15, 1993+
operating performance           (Unaudited)                            Year ended May 31                              to May 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $9.25            $8.98            $8.75            $8.94            $8.79            $9.37
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .20              .41              .41              .42              .46              .40
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.02)             .27              .22             (.19)             .16             (.46)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .18              .68              .63              .23              .62             (.06)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.21)            (.41)            (.40)            (.42)            (.46)            (.40)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --               --               --               --             (.01)            (.12)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.21)            (.41)            (.40)            (.42)            (.47)            (.52)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $9.22            $9.25            $8.98            $8.75            $8.94            $8.79
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)           1.92*            7.65             7.35             2.63             7.39            (1.49)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                   $55,964          $53,689          $47,050          $41,655          $32,847          $17,959
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .79*            1.63             1.63             1.61             1.58             1.42*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.21*            4.40             4.56             4.71             5.24             4.35*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)              2.43*           31.07            33.92            33.23            66.29            44.45
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                 Six months
                                                    ended                                                          For the period
Per-share                                          Nov. 30                                                          April 3, 1995+
operating performance                            (Unaudited)                    Year ended May 31                     to May 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $9.26            $9.00            $8.76            $8.95            $8.76
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .22              .43              .44              .45              .08
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.02)             .27              .23             (.18)             .19
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .20              .70              .67              .27              .27
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.22)            (.44)            (.43)            (.46)            (.08)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                         --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.22)            (.44)            (.43)            (.46)            (.08)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $9.24            $9.26            $9.00            $8.76            $8.95
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                            2.21*            7.90             7.85             3.00             3.05*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                     $2,308           $2,212             $911             $495               $1
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .61*            1.28             1.28             1.27              .20*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            2.38*            4.76             4.87             4.85              .89*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                               2.43*           31.07            33.92            33.23            66.29
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).




Notes to financial statements
November 30, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam Ohio Tax Exempt Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax and Ohio personal income tax as Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc., believes is consistent with preservation of capital by investing primarily in a portfolio of Ohio tax-exempt securities.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Tax-exempt bonds and notes are stated on the basis of valuations provided by a pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis.

C) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

D) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended November 30, 1998, the fund had no borrowings against the line of credit.

E) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Distributions to shareholders Income dividends are recorded daily by the fund and are distributed monthly. Capital gain distributions if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Amortization of bond premium and accretion of bond discount Any premium resulting from the purchase of securities in excess of maturity value is amortized on a yield-to-maturity basis. Discounts on zero coupon bonds, original issue discount, stepped-coupon bonds and payment-in-kind bonds are accreted according to the yield-to-maturity basis.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.60% of the first $500 million of average net assets, 0.40% of the next $500 million, 0.35% of the next $500 million, 0.30% of the next $5 billion, 0.275% of the next $5 billion, 0.255% thereafter. Effective August 1, 1998, the Trustees voted to reduce the annual rate for the first $500 million of average net assets to 0.50%. This reduction will remain in effect until January 31, 2000.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended November 30, 1998, fund expenses were reduced by $10,651 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $380 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.20%, 0.85% and 0.50% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended November 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $14,748 and $200 from the sale of class A and class M shares, respectively and $42,242 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. For the six months ended November 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received no monies on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended November 30, 1998, purchases and sales of investment securities other than short-term investments aggregated $5,802,860 and $13,774,314, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At November 30, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                         Six months ended
                                                         November 30, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        797,687        $ 7,373,337
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distribution                                      319,724           2,954,741
-----------------------------------------------------------------------------
                                                1,117,411          10,328,078

Shares
repurchased                                    (1,065,608)         (9,849,156)
-----------------------------------------------------------------------------
Net increase                                       51,803         $   478,922
-----------------------------------------------------------------------------

                                                           Year ended
                                                          May 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,819,091      $  16,761,794
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distribution                                      634,747          5,836,587
-----------------------------------------------------------------------------
                                                2,453,838         22,598,381

Shares
repurchased                                    (2,920,272)       (26,871,144)
-----------------------------------------------------------------------------
Net decrease                                     (466,434)      $ (4,272,763)
-----------------------------------------------------------------------------

                                                         Six months ended
                                                         November 30, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        548,305       $ 5,064,490
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      76,749            708,375
-----------------------------------------------------------------------------
                                                  625,054          5,772,865

Shares
repurchased                                      (362,897)        (3,349,590)
-----------------------------------------------------------------------------
Net increase                                      262,157        $ 2,423,275
-----------------------------------------------------------------------------

                                                           Year ended
                                                          May 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,246,389       $ 11,440,556
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                     140,190          1,287,791
-----------------------------------------------------------------------------
                                                1,386,579         12,728,347

Shares
repurchased                                      (817,447)        (7,507,988)
-----------------------------------------------------------------------------
Net increase                                      569,132        $ 5,220,359
-----------------------------------------------------------------------------

                                                         Six months ended
                                                         November 30, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         52,327         $ 482,789
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       4,963             45,866
-----------------------------------------------------------------------------
                                                   57,290            528,655

Shares
repurchased                                       (46,372)          (428,734)
-----------------------------------------------------------------------------
Net increase                                       10,918          $  99,921
-----------------------------------------------------------------------------

                                                           Year ended
                                                          May 31, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                       141,914         $1,309,414
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       5,675             52,317
-----------------------------------------------------------------------------
                                                  147,589          1,361,731

Shares
repurchased                                        (9,784)           (89,948)
-----------------------------------------------------------------------------
Net increase                                      137,805         $1,271,783
-----------------------------------------------------------------------------



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Quality Bond Fund +

High Yield Advantage Fund [DBL. DAGGER]

High Yield Total Return Fund

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota,
New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGE  SM FUNDS

Putnam Asset Allocation Funds -- three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

 *Formerly Putnam Diversified Income Trust II

 +Formerly Putnam Federal Income Trust

 [DBL. DAGGER] Closed to new investors. Some exceptions may apply.
               Contact Putnam for details.

 [SECTION MARK] Not available in all states.

 **An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

   Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.


Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Jerry J. Jacobs
Vice President

David E. Hamlin
Vice President and Fund Manager

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Ohio Tax Exempt Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' web site: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com
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